Recapitalization (Details)	9 Months Ended
Sep. 30, 2021 USD ($) $ / shares shares
Recapitalization (Details) [Line Items]
Shares redemption rights percentage	93.00%
Redemption price per share (in Dollars per share) | $ / shares	$ 10.07
Aggregate redemption cost (in Dollars) | $	$ 75,300,000
Recognized gain (in Dollars) | $	$ 800,000
IPO [Member]
Recapitalization (Details) [Line Items]
Shares sold	7,479,065
Class A Common Stock [Member] | Legacy AT [Member]
Recapitalization (Details) [Line Items]
Aggregate shares	34,557,480
Shares issued to holders	2,000,000
Class A Common Stock [Member] | PIPE Financing [Member]
Recapitalization (Details) [Line Items]
Subscribed shares	2,760,000
Subscribed per share (in Dollars per share) | $ / shares	$ 10
Aggregate proceeds (in Dollars) | $	$ 27,600,000